The PRAGMA Providence Fund_________________________________

24-Hour NAV Updates         Shareholder Services              Investment Adviser
      (800)852-4052            MGF Service Corp.                    PRAGMA, Inc.
                   312 Walnut Street, 21st Floor  7150 Greenville Ave, Suite 101
                     Cincinnati, Ohio 45202-3874             Dallas, Texas 75231
                                   (800)738-2065         Telephone (214)373-3585
                                                               Fax (214)987-1728
                                                        E-mail PRAGMAINC@AOL.COM

August 6, 1997



Securities and Exchange Commission
Public Filing Desk
Judiciary Plaza
450 Fifth Street, NW
Washington, DC 20549

Re:  PRAGMA Investment Trust
     File Nos. 333-00271 and 811-07485

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned certifies that (i) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to PRAGMA Investment Trust's registration statement on Form N-1A and (ii) the text of the most recent amendment (Post-Effective Amendment No. 2) has been filed electronically.

Very truly yours,


/s/ Tina D. Hosking

Tina D. Hosking
Secretary